Earnings (Loss) Per Ordinary Share	12 Months Ended
Dec. 31, 2011
Earnings (Loss) Per Ordinary Share [Abstract]
Earnings (Loss) Per Ordinary Share
Note 20 - Earnings (Loss) Per Ordinary Share

The following table summarizes information related to the computation of basic and diluted earnings (loss) per Ordinary Share for the years indicated:

	Year ended December 31,
	2011	2010	2009
	U.S. Dollars (In thousands, except per share data)
Net income (loss) attributable to Ordinary Shares	$5,378	$2,816	$(11,842)

Weighted average number of Ordinary Shares outstanding
used in basic earnings per Ordinary Share calculation	29,557	29,259	29,218

Add assumed exercise of outstanding dilutive potential
Ordinary Shares	452	1,101	-

Weighted average number of Ordinary Shares outstanding
used in diluted earnings per Ordinary Share calculation	30,009	30,360	29,918

Basic income (losses) per Ordinary Share	$0.18	$0.10	$(0.40)

Diluted income (losses) per Ordinary Share	$0.18	$0.09	$(0.40)